PROPERTY, PLANT AND EQUIPMENT, AT FAIR VALUE	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT, AT FAIR VALUE	PROPERTY, PLANT AND EQUIPMENT, AT FAIR VALUE
The following table presents a reconciliation of property, plant and equipment at fair value:

(MILLIONS)	Notes	Hydroelectric	Wind	Solar	Other(1)	Total(2)
Property, plant and equipment, at fair value
As at December 31, 2019		$20,593	$6,330	$5,304	$232	$32,459
Additions		308	78	106	1	493
Transfer from construction work-in-progress		98	16	—	1	115
Acquisitions through business combinations	3	—	—	661	—	661
Items recognized through OCI:
Change in fair value		2,853	280	563	(21)	3,675
Foreign exchange	9	(793)	(102)	307	(44)	(632)
Items recognized through net income:
Change in fair value		7	(7)	(53)	(8)	(61)
Depreciation		(403)	(375)	(274)	(13)	(1,065)
As at December 31, 2020		22,663	6,220	6,614	148	35,645
Additions		573	—	73	9	655
Transfer from construction work-in-progress		94	164	210	1	469
Disposals	4	—	(757)	—	—	(757)
Items recognized through OCI:
Change in fair value		3,795	(153)	90	73	3,805
Foreign exchange	9	(1,176)	(96)	(218)	(9)	(1,499)
Items recognized through net income:
Change in fair value		(16)	(26)	1	(23)	(64)
Depreciation		(437)	(354)	(313)	(11)	(1,115)
As at December 31, 2021		$25,496	$4,998	$6,457	$188	$37,139
Construction work-in-progress, at fair value
As at December 31, 2019		$172	$10	$4	$2	$188
Additions		137	75	160	—	372
Transfer to property, plant and equipment		(98)	(16)	—	(1)	(115)
Items recognized through OCI:
Change in fair value		(13)	12	—	—	(1)
Foreign exchange	9	(15)	15	8	—	8
As at December 31, 2020		183	96	172	1	452
Additions		145	174	356	6	681
Transfer to property, plant and equipment		(94)	(164)	(210)	(1)	(469)
Disposals	3	—	(4)	—	—	(4)
Items recognized through OCI:
Change in fair value		—	17	127	—	144
Foreign exchange	9	(10)	(5)	(12)	(1)	(28)
As at December 31, 2021		$224	$114	$433	$5	$776
Total property, plant and equipment, at fair value
As at December 31, 2020(2)		$22,846	$6,316	$6,786	$149	$36,097
As at December 31, 2021(2)		$25,720	$5,112	$6,890	$193	$37,915
(1)Includes biomass and cogeneration
(2)Includes right-of-use assets not subject to revaluation of $52 million (2020: $55 million) in hydroelectric, $130 million (2020: $159 million) in wind, $157 million (2020: $149 million) in solar and $2 million (2020: $2 million) in other.
During the year, the, together with its institutional partners, completed the acquisition of 189 MW operating hydroelectric assets in Colombia. The investments are accounted for as asset acquisitions as they do not constitute business combinations under IFRS 3, with $536 million of property, plant and equipment included in the consolidated statements of financial position at the acquisition date. The company holds a 22% economic interest.
During the year, the company, together with its institutional partners, completed the acquisition of 12 MW operating solar asset in Europe. The investment is accounted for as an asset acquisition as it does not constitute a business combination under IFRS 3, with $94 million of property, plant and equipment was included in the consolidated statements of financial position at the acquisition date. The company holds a 32% economic interest.
The fair value of the company's property, plant and equipment is calculated as described in Notes 1(g) – Property, plant and equipment and revaluation method and 1(q)(i) – Critical estimates – Property, plant and equipment. Judgment is involved in determining the appropriate estimates and assumptions in the valuation of the company’s property, plant and equipment. See Note 1(r)(iii) – Critical judgments in applying accounting policies – Property, plant and equipment. The company has classified its property, plant and equipment under level 3 of the fair value hierarchy.
Discount rates, terminal capitalization rates and terminal years used in the valuation methodology are provided in the following table:

	North America		Colombia		Brazil		Europe
	2021	2020	2021	2020	2021	2020	2021	2020
Discount rate(1)
Contracted	3.8% - 4.3%	3.8% - 4.5%	7.9%	8.1%	7.2%	7.3%	3.9%	3.6%
Uncontracted	4.8% - 5.6%	5.1% - 6.0%	9.2%	9.4%	8.5%	8.6%	3.9%	3.6%
Terminal capitalization rate(2)	5.1%	6.2%	8.0%	8.9%	N/A	N/A	N/A	N/A
Terminal year(3)	2042	2041	2041	2040	2050	2050	2036	2036
(1)Discount rates are not adjusted for asset specific risks.
(2)The terminal capitalization rate applies only to hydroelectric assets in the United States and Colombia.
(3)For hydroelectric assets, terminal year refers to the valuation date of the terminal value.
The following table summarizes the impact of a change in discount rates, electricity prices and terminal capitalization rates on the fair value of property, plant and equipment:

	2021
(MILLIONS)	North America	Colombia	Brazil	Europe	Total
25 bps increase in discount rates	$(1,050)	$(240)	$(90)	$(60)	$(1,440)
25 bps decrease in discount rates	1,160	330	90	60	1,640
5% increase in future energy prices	900	410	70	—	1,380
5% decrease in future energy prices	(900)	(410)	(70)	—	(1,380)
25 bps increase in terminal capitalization rate	(280)	(70)	—	—	(350)
25 bps decrease in terminal capitalization rate	310	70	—	—	380

	2020
(MILLIONS)	North America	Colombia	Brazil	Europe	Total
25 bps increase in discount rates	$(860)	$(230)	$(50)	$(70)	$(1,210)
25 bps decrease in discount rates	940	310	50	80	1,380
5% increase in future energy prices	710	430	70	—	1,210
5% decrease in future energy prices	(710)	(430)	(70)	—	(1,210)
25 bps increase in terminal capitalization rate	(180)	(60)	—	—	(240)
25 bps decrease in terminal capitalization rate	190	60	—	—	250
Terminal values are included in the valuation of hydroelectric assets in the United States and Colombia. For the hydroelectric assets in Brazil, cash flows have been included based on the duration of the authorization or useful life of a concession asset plus a one-time 30-year renewal term for the majority of the hydroelectric assets. The weighted-average remaining duration of the authorization or useful life of a concession asset at December 31, 2021, including a one-time 30-year renewal for applicable hydroelectric assets, is 31 years (2020: 32 years). Consequently, there is no terminal value attributed to the hydroelectric assets in Brazil at the end of the authorization term.
The following table summarizes the percentage of total generation contracted under power purchase agreements as at December 31, 2021:

	North America	Colombia	Brazil	Europe
1 - 5 years	62%	51%	84%	100%
6 - 10 years	53%	7%	79%	88%
11 - 20 years	30%	1%	67%	66%
The following table summarizes average power prices from long-term power purchase agreements that are linked specifically to the related power generating assets:

Per MWh(1)	North America	Colombia		Brazil		Europe
1 - 10 years	$88	COP	251,000	R$	287	€44
11 - 20 years	87		313,000	345		39
(1)Assumes nominal prices based on weighted-average generation.
The following table summarizes the estimates of future electricity prices:

Per MWh(1)	North America	Colombia		Brazil		Europe
1 - 10 years	$79	COP	290,000	R$	282	€34
11 - 20 years	118		439,000	342		39
(1)Assumes nominal prices based on weighted-average generation.
The company’s long-term view is anchored to the cost of securing new energy from renewable sources to meet future demand growth between 2025 and 2035. A further one year change would increase or decrease the fair value of property, plant and equipment by approximately $158 million (2020: $191 million).
Had the company’s revalued property, plant and equipment been measured on a historical cost basis, the carrying amounts, net of accumulated depreciation would have been as follows at December 31:

(MILLIONS)	2021	2020
Hydroelectric	$9,758	$9,955
Wind	4,225	5,015
Solar	5,396	5,419
Other(1)	155	174
	$19,534	$20,563
(1)Includes biomass and cogeneration.